Organization and Business Description (Details)	Nov. 08, 2019	Oct. 21, 2019	Sep. 09, 2019 USD ($)	Sep. 09, 2019 CNY (¥)	Aug. 14, 2019	Sep. 18, 2018	Jun. 26, 2018	May 21, 2018	Apr. 25, 2017	Mar. 15, 2017	Mar. 08, 2017	Jul. 20, 2015	Jun. 15, 2015	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY (¥)
Subsidiaries [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage														100.00%	100.00%
Total consideration paid | $														$ 300,000
Shanghai Xin Fu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage												100.00%
Hunan Huafu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage			75.00%	75.00%									75.00%
Total consideration paid			$ 14	¥ 100
Hunan Huafu [Member] | Individual Shareholders One [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage													25.00%
Number of shareholders													2
Nanjing Suyun [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage											70.00%
Nanjing Suyun [Member] | Individual Shareholders One [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage											30.00%
Huaxia MOOC [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage										51.00%
Huaxia MOOC [Member] | Individual Shareholders One [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage										49.00%
Number of shareholders										3
Guizhou Huafu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage		60.00%			55.00%				51.00%
Guizhou Huafu [Member] | Third Party Company [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage					45.00%				49.00%
Guizhou Huafu [Member] | Individual Shareholders One [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage		40.00%
Number of shareholders		2
Fuzhou Huafu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage								65.00%
Fuzhou Huafu [Member] | Individual Shareholders One [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage								25.00%
Number of shareholders								3
Fuzhou Huafu [Member] | Individual Shareholders Two [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage								6.00%
Fuzhou Huafu [Member] | Individual Shareholders Three [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage								4.00%
Liaoning Huafu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage							70.00%
Number of shareholders							1
Liaoning Huafu [Member] | Individual Shareholders One [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage							25.00%
Liaoning Huafu [Member] | Individual Shareholders Two [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage							5.00%
Huafu Silu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage						51.00%
Huafu Silu [Member] | Individual Shareholders One [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage						49.00%
Number of shareholders						2
Sichuan Huafu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage	60.00%
Sichuan Huafu [Member] | Individual Shareholders One [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage	40.00%
Number of shareholders	2
RMB [Member] | Subsidiaries [Member]
Organization and Business Description (Details) [Line Items]
Total consideration paid | ¥															¥ 2,000,000